Buffalo High Yield Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 67.0%	Par	Value
Communication Services - 3.5%
Interactive Media & Services - 0.8%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	$ 4,000,000	$ 3,970,043
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	1,000,000	997,083
		4,967,126

Media - 2.7%
Directv Financing LLC, 8.88%, 02/01/2030 (a)	3,000,000	3,052,182
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 9.25%, 06/01/2032 (a)	500,000	508,445
Dotdash Meredith, Inc., 7.63%, 06/15/2032 (a)	3,000,000	2,853,086
Gray Media, Inc.
10.50%, 07/15/2029 (a)	1,800,000	1,901,115
4.75%, 10/15/2030 (a)	500,000	359,972
5.38%, 11/15/2031 (a)	1,000,000	671,700
9.63%, 07/15/2032 (a)	100,000	96,540
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (a)	500,000	456,739
5.38%, 01/15/2031 (a)	2,000,000	1,204,600
Univision Communications, Inc.
9.38%, 08/01/2032 (a)	4,500,000	4,575,636
8.88%, 04/15/2033 (a)	2,000,000	1,970,185
		17,650,200
Total Communication Services		22,617,326

Consumer Discretionary - 4.2%
Automobile Components - 0.5%
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	3,000,000	2,952,403

Diversified Consumer Services - 0.2%
McGraw-Hill Education, Inc., 7.38%, 09/01/2031 (a)	1,100,000	1,118,764

Household Durables - 0.5%
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031 (a)	500,000	516,318
8.38%, 10/01/2033 (a)	2,500,000	2,571,228
		3,087,546

Specialty Retail - 2.0%
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031 (a)	3,100,000	3,126,283
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/2032 (a)	3,000,000	3,002,451
10.00%, 09/15/2033 (a)	7,000,000	7,016,002
		13,144,736

Textiles, Apparel & Luxury Goods - 1.0%
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	5,797,267	6,585,811
Total Consumer Discretionary		26,889,260

Consumer Staples - 3.4%
Consumer Staples Distribution & Retail - 0.3%
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	1,924,000	1,925,664

Food & Beverage Wholesalers - 1.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.
9.00%, 02/15/2029 (a)	5,000,000	5,240,544
7.13%, 04/30/2033 (a)	2,000,000	2,038,484
		7,279,028

Food Products - 1.5%
Performance Food Group, Inc., 4.25%, 08/01/2029 (a)	1,000,000	970,520
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (a)	2,000,000	1,953,527
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	6,500,000	6,573,079
		9,497,126

Personal Care Products - 0.5%
BellRing Brands, Inc., 7.00%, 03/15/2030 (a)	3,000,000	3,001,644
Total Consumer Staples		21,703,462

Energy - 12.7%
Energy Equipment & Services - 1.1%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	7,000,000	7,342,307

Oil, Gas & Consumable Fuels - 11.6%
California Resources Corp.
7.00%, 01/15/2034 (a)	6,000,000	5,937,981
7.25%, 01/15/2035 (a)	3,000,000	2,981,008
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031 (a)	3,500,000	3,703,036
Crescent Energy Finance LLC, 7.38%, 01/15/2033 (a)	6,000,000	5,969,061
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.63%, 03/15/2029 (a)	1,856,000	1,929,405
7.38%, 06/30/2033 (a)	500,000	509,697
6.88%, 06/01/2034 (a)	1,000,000	995,814
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	7,350,000	7,590,705
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,000,000	1,061,598
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	6,500,000	6,804,837
8.00%, 05/15/2033	500,000	520,368
6.75%, 03/15/2034	1,000,000	992,972
Infinity Natural Resources LLC, 7.63%, 04/01/2031 (a)	4,000,000	3,975,765
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	2,000,000	2,016,337
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	4,000,000	3,966,458
Northern Oil & Gas, Inc., 7.88%, 10/15/2033 (a)	1,000,000	994,405
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029 (a)	9,741,000	10,182,024
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	2,600,000	2,710,838
Sunoco LP, 6.25%, 07/01/2033 (a)	1,500,000	1,514,214
Talos Production, Inc.
9.00%, 02/01/2029 (a)	2,000,000	2,084,898
9.38%, 02/01/2031 (a)	2,000,000	2,101,736
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	6,000,000	6,119,070
		74,662,227
Total Energy		82,004,534

Financials - 14.5%
Capital Markets - 0.4%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	500,000	514,594
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	2,000,000	2,101,129
		2,615,723

Consumer Finance - 1.7%

Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	2,000,000	2,085,038
Encore Capital Group, Inc., 8.50%, 05/15/2030 (a)	1,250,000	1,328,329
EZCORP, Inc., 7.38%, 04/01/2032 (a)	2,000,000	2,101,466
PRA Group, Inc., 8.88%, 01/31/2030 (a)	5,750,000	5,942,510
		11,457,343

Financial Services - 7.6%
Burford Capital Global Finance LLC
6.88%, 04/15/2030 (a)	4,500,000	4,289,918
9.25%, 07/01/2031 (a)	7,500,000	7,308,825
7.50%, 07/15/2033 (a)	2,000,000	1,691,380
CPI CG, Inc., 10.00%, 07/15/2029 (a)	1,858,000	1,955,573
FirstCash, Inc., 6.13%, 05/01/2034 (a)	3,000,000	2,987,927
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	5,250,000	5,444,434
6.88%, 05/01/2031 (a)	500,000	485,841
9.13%, 05/15/2031 (a)	3,000,000	3,105,597
8.38%, 04/01/2032 (a)	6,000,000	6,108,036
Hightower Holding LLC, 9.13%, 01/31/2030 (a)	4,500,000	4,690,611
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	2,500,000	2,664,990
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)	8,000,000	8,366,832
		49,099,964

Insurance - 4.8%
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029 (a)	2,000,000	1,882,177
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	12,000,000	11,667,443
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032 (a)	7,250,000	7,319,962
8.38%, 02/01/2034 (a)	5,500,000	5,096,586
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (a)	3,000,000	3,062,073
6.88%, 10/01/2033 (a)	2,000,000	1,856,390
		30,884,631
Total Financials		94,057,661

Health Care - 5.5%
Commercial Services & Supplies - 0.4%
Teleflex, Inc., 5.88%, 01/15/2032 (a)	1,000,000	1,009,685
VT Topco, Inc., 8.50%, 08/15/2030 (a)	1,500,000	1,523,281
		2,532,966

Health Care Equipment & Supplies - 0.6%
Embecta Corp., 6.75%, 02/15/2030 (a)	2,000,000	1,621,660
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)	3,000,000	2,688,750
		4,310,410

Health Care Providers & Services - 1.4%
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	5,000,000	5,226,520
TEAM Services Holding, Inc., 9.00%, 02/15/2033 (a)	4,000,000	4,051,660
		9,278,180

Medical Equipment & Devices - 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030 (a)	1,100,000	1,159,570

Pharmaceuticals - 2.9%
Harrow, Inc., 8.63%, 09/15/2030 (a)	14,000,000	14,195,996
Teva Pharmaceutical Finance Netherlands III BV

6.75%, 03/01/2028	4,000,000	4,095,184
7.88%, 09/15/2029	250,000	268,401
		18,559,581
Total Health Care		35,840,707

Industrials - 15.0%
Aerospace & Defense - 0.9%
TransDigm, Inc.
4.63%, 01/15/2029	1,000,000	984,977
4.88%, 05/01/2029	1,000,000	986,190
6.63%, 03/01/2032 (a)	1,000,000	1,027,018
6.38%, 05/31/2033 (a)	2,000,000	2,020,578
6.75%, 01/31/2034 (a)	500,000	513,242
		5,532,005

Air Freight & Logistics - 0.0% (b)
GB AIT Buyer, Inc., 8.75%, 04/30/2034 (a)	250,000	250,707

Building Products - 0.9%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	1,250,000	1,271,625
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	4,000,000	3,923,408
4.25%, 02/01/2032 (a)	1,000,000	932,189
		6,127,222

Commercial Services & Supplies - 6.7%
CoreCivic, Inc., 8.25%, 04/15/2029	4,000,000	4,168,476
Deluxe Corp.
8.00%, 06/01/2029 (a)	3,500,000	3,528,088
8.13%, 09/15/2029 (a)	1,000,000	1,036,602
GEO Group, Inc.
8.63%, 04/15/2029	3,000,000	3,127,356
10.25%, 04/15/2031	6,000,000	6,486,264
RR Donnelley & Sons Co.
10.88%, 08/01/2029 (a)	2,000,000	2,057,574
9.50%, 08/01/2029 (a)	8,000,000	8,298,032
11.00% (or 11.00% PIK), 06/01/2031 (a)	2,000,000	1,941,538
TKC Holdings, Inc.
8.50%, 08/15/2030 (a)	7,000,000	7,208,033
12.00%, 02/15/2031 (a)	5,000,000	5,272,560
		43,124,523

Construction & Engineering - 0.5%
MasTec, Inc., 6.63%, 08/15/2029 (a)	3,000,000	3,009,090

Ground Transportation - 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2030 (a)	4,000,000	4,123,360
8.38%, 06/15/2032 (a)	1,000,000	1,008,268
		5,131,628

Passenger Airlines - 4.7%
Avianca Midco 2 PLC
9.00%, 12/01/2028 (a)	1,000,000	1,024,250
9.50%, 01/28/2031 (a)	8,000,000	7,886,000
10.25%, 01/07/2032 (a)	1,500,000	1,501,875
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031 (a)	14,000,000	14,385,000

OneSky Flight LLC, 8.88%, 12/15/2029 (a)	5,250,000	5,556,847
		30,353,972

Trading Companies & Distributors - 0.5%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	3,000,000	2,970,138
QXO Building Products, Inc., 6.88%, 07/15/2034 (a)	500,000	514,073
		3,484,211
Total Industrials		97,013,358

Information Technology - 1.4%
Communications Equipment - 0.3%
VM Consolidated, Inc., 5.50%, 04/15/2029 (a)	2,000,000	1,766,101

Software - 0.3%
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (a)	1,000,000	1,044,803
8.75%, 07/01/2034 (a)	1,000,000	1,061,923
		2,106,726

Technology Distributors - 0.8%
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (a)	1,800,000	1,874,723
8.00%, 03/15/2033 (a)	1,500,000	1,540,626
7.13%, 07/01/2034 (a)	2,000,000	1,972,251
		5,387,600
Total Information Technology		9,260,427

Materials - 3.6%
Chemicals - 3.2%
Celanese US Holdings LLC
7.00%, 02/15/2031	500,000	514,973
7.38%, 02/15/2034	2,500,000	2,584,788
Cerdia Finanz GmbH, 9.38%, 10/03/2031 (a)	2,000,000	1,796,660
Chemours Co.
5.75%, 11/15/2028 (a)	1,518,000	1,522,228
8.00%, 01/15/2033 (a)	6,500,000	6,588,121
7.88%, 03/15/2034 (a)	500,000	502,885
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	7,500,000	7,453,382
		20,963,037

Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	1,000,000	971,372

Metals & Mining - 0.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	1,000,000	1,046,534
Total Materials		22,980,943

Real Estate - 2.7%
Diversified REITs - 0.6%
Rithm Capital Corp., 8.50%, 06/01/2031 (a)	4,000,000	4,014,340

Hotel & Resort REITs - 0.5%
Service Properties Trust, 8.63%, 11/15/2031 (a)	3,000,000	3,161,628

Industrial REITs - 0.6%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 04/15/2030 (a)	3,500,000	3,776,944

Real Estate Management & Development - 0.6%
Five Point Operating Co. LP, 8.00%, 10/01/2030 (a)	4,000,000	4,098,060

Specialized REITs - 0.4%
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (a)	1,000,000	974,269
4.63%, 03/15/2030 (a)	1,000,000	970,531
6.00%, 06/15/2034 (a)	500,000	499,334
		2,444,134
Total Real Estate		17,495,106

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	3,500,000	3,535,718
TOTAL CORPORATE BONDS (Cost $428,051,603)		433,398,502

BANK LOANS - 23.9%	Par	Value
Communication Services - 3.5%
Diversified Telecommunications - 0.3%
Digicel International Finance Ltd., 8.11% (3 mo. Term SOFR + 4.50%), 08/09/2032	1,724,013	1,736,942

Entertainment - 0.7%
Pretzel Parent T/L B (TAIT), First Lien, 8.15%, 08/14/2031	4,947,425	4,732,212

Media - 2.5%
Directv Financing LLC, First Lien, 9.35% (3 mo. Term SOFR + 5.25%), 08/02/2029	6,641,795	6,687,491
Summer BC Holdco B SARL, First Lien, 8.96% (3 mo. Term SOFR + 5.00%), 02/21/2029	5,924,433	5,105,706
Townsquare Media, Inc., First Lien, 8.88% (3 mo. Term SOFR + 5.00%), 02/19/2030	5,761,282	4,264,270
		16,057,467
Total Communication Services		22,526,621

Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 0.9%
Flynn Restaurant Group LP, First Lien, 7.37% (1 mo. Term SOFR + 3.75%), 01/28/2032	5,939,924	5,889,554

Specialty Retail - 1.2%
Victra Holdings LLC, First Lien, 7.45% (3 mo. Term SOFR + 3.75%), 03/29/2029	7,757,344	7,689,467
Total Consumer Discretionary		13,579,021

Consumer Staples - 1.9%
Food Products - 0.6%
TreeHouse Foods, Inc., First Lien, 7.87% (1 mo. Term SOFR + 4.25%), 02/04/2033	4,000,000	4,016,820

Personal Care Products - 1.3%
KDC/ONE Development Corp., Inc., First Lien, 7.12% (1 mo. Term SOFR + 3.50%), 08/15/2028	7,942,637	7,948,714
Total Consumer Staples		11,965,534

Financials - 3.7%
Financial Services - 2.8%
FNZ USA FinCo LLC, First Lien, 8.66% (3 mo. Term SOFR + 5.00%), 11/05/2031	3,940,075	3,153,912
Nexus Buyer LLC, 9.37%, 02/16/2032	7,000,000	6,823,915
Nexus Buyer LLC, First Lien, 7.15% (1 mo. Term SOFR + 3.50%), 07/31/2031	8,612,026	8,321,370
		18,299,197

Insurance - 0.9%

Acrisure LLC, First Lien, 6.62% (1 mo. Term SOFR + 3.00%), 11/06/2030	3,930,150	3,564,980
CRC Insurance Group LLC, Second Lien, 8.45% (3 mo. Term SOFR + 4.75%), 05/06/2032	2,105,263	2,047,369
		5,612,349
Total Financials		23,911,546

Health Care - 5.3%
Biotechnology - 2.0%
Endo Finance Holdings LP, First Lien, 7.37% (1 mo. Term SOFR + 4.00%), 04/23/2031	9,825,000	9,843,422
Star Parent, Inc., First Lien, 7.70% (3 mo. Term SOFR + 4.00%), 09/30/2030	2,932,500	2,939,758
		12,783,180

Health Care Equipment & Supplies - 0.7%
Bausch + Lomb Corp., First Lien, 7.37% (1 mo. Term SOFR + 3.75%), 01/15/2031	4,387,753	4,403,659

Pharmaceuticals - 2.6%
Amneal Pharmaceuticals LLC, First Lien, 6.62% (1 mo. Term SOFR + 3.00%), 08/02/2032	14,887,594	14,969,029
LSCS Holdings, Inc., First Lien, 8.20% (3 mo. Term SOFR + 4.50%), 03/04/2032	2,205,047	2,168,531
		17,137,560
Total Health Care		34,324,399

Industrials - 4.0%
Aerospace & Defense - 0.5%
Karman Holdings, Inc., First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 04/01/2032	3,466,334	3,484,757

Air Freight & Logistics - 0.1%
GB AIT Buyer, Inc., First Lien, 7.91% (1 mo. Term SOFR + 4.25%), 04/29/2033	500,000	500,830

Building Products - 1.0%
Trulite Glass & Aluminum Solutions LLC, 9.66% (3 mo. Term SOFR + 6.00%), 03/01/2030	7,031,250	6,292,969

Commercial Services & Supplies - 2.1%
Emerald X, Inc., First Lien, 6.87% (1 mo. Term SOFR + 3.25%), 01/30/2032	5,445,000	5,462,397
Gloves Buyer, Inc., First Lien, 7.62% (1 mo. Term SOFR + 4.00%), 05/24/2032	7,960,000	7,992,357
		13,454,754

Machinery - 0.3%
Chart Industries, Inc., First Lien, 6.18% (3 mo. Term SOFR + 2.50%), 03/18/2030	2,278,731	2,281,591
Total Industrials		26,014,901

Information Technology - 1.0%
IT Services - 0.5%
Prometric Holdings, Inc., First Lien, 7.40% (1 mo. Term SOFR + 3.75%), 06/25/2032	3,479,969	3,483,222

Software - 0.5%
Dye & Durham Corp., First Lien, 8.05% (3 mo. Term SOFR + 4.25%), 04/14/2031	2,554,816	1,884,177
OAK-Eagle Acquireco, Inc., 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033	1,000,000	1,003,590
		2,887,767
Total Information Technology		6,370,989

Materials - 2.4%
Chemicals - 1.0%
M2S Group Intermediate Holdings, Inc., First Lien, 8.42% (3 mo. Term SOFR + 4.75%), 08/27/2031	6,275,862	6,236,669

Paper & Forest Products - 1.4%
Verde Operating Company, First Lien, 7.70% (3 mo. Term SOFR + 4.00%), 11/29/2030	9,819,399	9,305,501
Total Materials		15,542,170

TOTAL BANK LOANS (Cost $159,098,006)			154,235,181

CONVERTIBLE PREFERRED STOCKS - 2.0%	Shares		Value
Industrials - 1.1%
Aerospace & Defense - 0.9%
Boeing Co., 6.00%, 10/15/2027	90,000		6,057,000

Trading Companies & Distributors - 0.2%
QXO, Inc., 5.50%, 05/15/2028	30,000		1,462,200
Total Industrials			1,462,200

Utilities - 0.9%
Electric Utilities - 0.9%
PG&E Corp., Series A, 6.00%, 12/01/2027	135,000		5,584,950
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,072,713)			13,104,150

CONVERTIBLE BONDS - 1.8%	Par		Value
Communication Services - 0.5%
Entertainment - 0.5%
Live Nation Entertainment, Inc., 2.88%, 10/15/2031 (a)	3,000,000		3,313,200

Consumer Discretionary - 0.7%
Automobile Components - 0.3%
Patrick Industries, Inc., 1.75%, 12/01/2028	1,250,000		1,852,956

Diversified Consumer Services - 0.4%
Stride, Inc., 1.13%, 09/01/2027	1,600,000		2,707,200
Total Consumer Discretionary			4,560,156

Health Care - 0.6%
Biotechnology - 0.6%
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/2029	1,000,000		3,702,500
TOTAL CONVERTIBLE BONDS (Cost $6,860,494)			11,575,856

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.7%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	23,918,034		23,918,034
TOTAL MONEY MARKET FUNDS (Cost $23,918,034)			23,918,034

TOTAL INVESTMENTS - 98.4% (Cost $630,000,850)			636,231,723
Other Assets in Excess of Liabilities - 1.6%		0.01570	10,150,581
TOTAL NET ASSETS - 100.0%			$ 646,382,304

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $396,524,613 or 61.3% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Buffalo High Yield Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 433,398,502	$ –	$ 433,398,502
Bank Loans	–	154,235,181	–	154,235,181
Convertible Preferred Stocks	13,104,150	–	–	13,104,150
Convertible Bonds	–	11,575,856	–	11,575,856
Money Market Funds	23,918,034	–	–	23,918,034
Total Investments	$ 37,022,184	$ 599,209,539	$ –	$ 636,231,723

Refer to the Schedule of Investments for further disaggregation of investment categories.